Debt Arrangements (Details)					1 Months Ended		3 Months Ended		9 Months Ended
	Nov. 21, 2022 USD ($)	Sep. 21, 2022 USD ($) shares	Mar. 11, 2022 USD ($) shares	Mar. 04, 2021 USD ($)	Jul. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Sep. 22, 2022 shares	Aug. 04, 2022 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Apr. 30, 2020 USD ($)
Debt Arrangements (Details) [Line Items]
Number of shares warrants can be converted (in Shares) | shares											18,415,453
Exercise price (in Dollars per share) | $ / shares							$ 6.53		$ 6.53				$ 6.53
Warrants issued with credit agreement									$ 2,076,000
Fair value of convertible promissory note							$ 0		0
Loss on extinguishment of debt and financing obligations	$ 300,000								(8,095,000)
Loan							$ 3,720,000		$ 3,720,000				$ 8,840,000
Maximum [Member]
Debt Arrangements (Details) [Line Items]
Debt covenant net leverage ratio		1.2
Minimum [Member]
Debt Arrangements (Details) [Line Items]
Debt covenant net leverage ratio							1		1
Convertible Notes Payable [Member]
Debt Arrangements (Details) [Line Items]
Debt conversion, shares issued (in Shares) | shares									8,147,938
Fair value of convertible promissory note							$ 41,400,000		$ 41,400,000				89,700,000
Gain (loss) on remeasurement								$ 19,200,000	48,300,000	10,600,000
Adjustment to additional paid in capital, reclassification on conversion of convertible debt									41,400,000
July 2021 Notes [Member]
Debt Arrangements (Details) [Line Items]
Proceeds from issuance of promissory notes										500,000
Repayment of notes										20,000,000
February 2022 Notes [Member]
Debt Arrangements (Details) [Line Items]
Proceeds from issuance of promissory notes										25,700,000
Term Loans [Member]
Debt Arrangements (Details) [Line Items]
Debt principal amount		$ 55,000,000
Debt issuance costs							$ 200,000		$ 200,000
Number of shares warrants can be converted (in Shares) | shares							400,000		400,000
Exercise price (in Dollars per share) | $ / shares							$ 0.01		$ 0.01
Discount							$ 800,000		$ 800,000
Debt interest rate		15.00%
Term loans, noncurrent							54,000,000		54,000,000
Term loans principal outstanding							55,000,000		55,000,000
Payment in kind interest accrual net							4,600,000		4,600,000
Unamortized debt issuance expense							5,500,000		5,500,000
Credit Agreement [Member]
Debt Arrangements (Details) [Line Items]
Debt issuance costs		$ 1,000,000
Discount		2,800,000
Amount of cash on top of prior six months of operating expenses held in a separate account, per the cash covenant		$ 1,100,000
The amount the interest rate could increase due to various provisions of the credit agreement		5.00%
Number of shares (in Shares) | shares		1,500,000
Warrants issued with credit agreement		$ 2,100,000
Debt conversion, shares issued (in Shares) | shares		600,000
Payment in kind interest							2,200,000		4,600,000
Amortization of debt discount							$ 600,000		1,200,000
Horizon Term Loan [Member]
Debt Arrangements (Details) [Line Items]
Debt principal amount				$ 15,000,000
Debt term			24 years	54 years
Number of payment of accrued interest				24
Number of payment of principal and accrued interest				30
Cash disbursement for loan repayment		$ 17,000,000
Repayment of principal amount		15,000,000
Payment of interest amount		600,000
Loss on extinguishment of debt and financing obligations									1,700,000
Horizon Term Loan [Member] | Prime Rate [Member]
Debt Arrangements (Details) [Line Items]
Debt interest variable rate				6.50%
Lago Term Loans [Member]
Debt Arrangements (Details) [Line Items]
Debt principal amount			$ 12,600,000
Number of shares warrants can be converted (in Shares) | shares												169,310
Cash disbursement for loan repayment		22,400,000
Repayment of principal amount		17,900,000
Payment of interest amount		100,000
Debt instrument, interest rate, paid in kind, percentage			2.00%
Number of interest only payment dates			12
Loan												$ 5,300,000
Loss on extinguishment of debt and financing obligations									6,000,000
Cash paid		$ 4,400,000
Lago Term Loans [Member] | Warrant [Member]
Debt Arrangements (Details) [Line Items]
Number of shares warrants can be converted (in Shares) | shares			205,602
Lago Term Loans [Member] | Minimum [Member]
Debt Arrangements (Details) [Line Items]
Debt interest rate			12.00%
Debt interest variable rate			1.00%
Paycheck Protection Program [Member]
Debt Arrangements (Details) [Line Items]
Debt principal amount														$ 2,000,000	$ 2,600,000
Received loan														$ 4,600,000
Mortgage interest percentage														60.00%
Forgiveness of ppp loan					$ 2,000,000	$ 2,600,000			$ 2,000,000	$ 2,600,000
Credit Agreement [Member]
Debt Arrangements (Details) [Line Items]
Term loans principal outstanding
Credit Agreement [Member] | Term Loans [Member]
Debt Arrangements (Details) [Line Items]
Debt term		18 months
Debt Interest Period of Time, One [Member] | Term Loans [Member]
Debt Arrangements (Details) [Line Items]
Percentage of capitalized interest payment		100.00%
Debt Interest Period of Time, Two [Member] | Term Loans [Member]
Debt Arrangements (Details) [Line Items]
Percentage of capitalized interest payment		50.00%